Fair Value of Stock Option/PSU Awards Granted Assumptions Used (Detail) - PSU	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement Assumptions Used To Estimate Fair Values Of Share Options Granted [Line Items]
Risk-free interest rates	4.12%	0.54%	0.16%
Expected common share price volatilities	57.40%	59.80%	57.40%